SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Deferred revenue	$ 6,391,993	$ 2,561,912
Revenue	2,349,941	758,794
Revenue	(18,193,616)	(8,294,804)	[1]
Cost of revenue	$ (9,554,327)	(5,537,346)	[1]
Increase (decrease) due to corrections of prior period errors [member]
IfrsStatementLineItems [Line Items]
Revenue		4,483,458
Cost of revenue		$ 4,483,458

[1]	Restatement details in Note 2